Supplementary Balance Sheet Information - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Disclosure Text Block Supplement [Abstract]
Depreciation, Depletion and Amortization	$ 900	$ 2,000
Accrued Loss On Purchase Commitments	$ 603	$ 3,588	$ 601